Share-based payment arrangement-Fair values of cash-settled share-based payment arrangements (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation
Expected life (weighted average) (years)	2 years 8 months 12 days	3 years 7 months 6 days
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Grant date April 1, 2020
Share-based compensation
Fair value	$ 0.09
Share price	1.48
Exercise price	$ 1.83
Expected volatility (weighted average)	24.18%
Expected life (weighted average) (years)	6 years 9 months 18 days
Expected dividends %	4.23%
Risk-free interest rate %	1.53%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Measurement date December 31, 2024
Share-based compensation
Fair value	$ 4.5
Share price	6.19
Exercise price	$ 1.75
Expected volatility (weighted average)	43.07%
Expected life (weighted average) (years)	4 years
Expected dividends %	0.00%
Risk-free interest rate %	3.19%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Grant date April 1, 2021
Share-based compensation
Fair value	$ 0.33
Share price	2.96
Exercise price	$ 3.49
Expected volatility (weighted average)	27.73%
Expected life (weighted average) (years)	5 years
Expected dividends %	5.05%
Risk-free interest rate %	2.65%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Measurement date December 31, 2024
Share-based compensation
Fair value	$ 3.72
Share price	6.19
Exercise price	$ 1.75
Expected volatility (weighted average)	46.01%
Expected life (weighted average) (years)	3 years
Expected dividends %	0.00%
Risk-free interest rate %	6.06%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Grant date October 1, 2022
Share-based compensation
Fair value	$ 3.31
Share price	6.64
Exercise price	$ 4.1
Expected volatility (weighted average)	31.71%
Expected life (weighted average) (years)	5 years
Expected dividends %	0.00%
Risk-free interest rate %	3.80%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Measurement date December 31, 2024
Share-based compensation
Fair value	$ 2.56
Share price	6.19
Exercise price	$ 4.1
Expected volatility (weighted average)	20.93%
Expected life (weighted average) (years)	4 years
Expected dividends %	0.00%
Risk-free interest rate %	7.34%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Grant date June 8, 2024
Share-based compensation
Fair value	$ 2.46
Share price	4.77
Exercise price	$ 3.95
Expected volatility (weighted average)	59.67%
Expected life (weighted average) (years)	4 years
Expected dividends %	0.00%
Risk-free interest rate %	4.92%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Measurement date December 31, 2024
Share-based compensation
Fair value	$ 2.7
Share price	6.19
Exercise price	$ 3.95
Expected volatility (weighted average)	20.05%
Expected life (weighted average) (years)	4 years
Expected dividends %	0.00%
Risk-free interest rate %	7.02%
Cash-settled share-based payment arrangement | Restricted stock units (RSU) | Grant date June 8, 2024
Share-based compensation
Fair value	$ 4.77
Expected life (weighted average) (years)	4 years
Cash-settled share-based payment arrangement | Restricted stock units (RSU) | Measurement date December 31, 2024
Share-based compensation
Fair value	$ 6.19
Expected life (weighted average) (years)	4 years